Submission	Sep. 15, 2025
Submission [Line Items]
Central Index Key	0001825155
Registrant Name	TELUS International (Cda) Inc.
Form Type	SC 13E-3
Submission Type	SC 13E3
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A